Summary of Financial Instruments were Denominated in U S Dollars (Detail) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line Items]
Cash		$ 21,587	$ 40,588
Accounts receivable		413,925	255,740
Accounts payable and accrued liabilities		(392,053)	(224,123)
Canadian Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash		264	2,398
Accounts receivable		215	14
Accounts payable and accrued liabilities		(28,041)	(29,427)
Long-term liabilities, excluding long-term incentive plans		0	0
Net foreign currency exposure		(27,562)	(27,015)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		(276)	(270)
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		0	0
Foreign Operations [Member] | Currency Risk [Member]
Disclosure of detailed information about financial instruments [Line Items]
Cash		13,421	17,382
Accounts receivable		175,543	115,614
Accounts payable and accrued liabilities		(101,531)	(81,971)
Long-term liabilities, excluding long-term incentive plans	[1]	(14,542)	(14,781)
Net foreign currency exposure		72,891	36,244
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on net earnings (loss)		0	0
Impact of $0.01 change in the U.S. dollar to Canadian dollar exchange rate on comprehensive loss		$ 729	$ 362

[1]	Excludes U.S. dollar long-term debt that has been designated as a hedge of the Corporation’s net investment in certain self-sustaining foreign operations.